Advances to Vendors, Net - Schedule of Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule Of Doubtful Accounts Abstract
Balance at beginning of the year	$ 1,047,306	$ 386,542
Addition	2,844,244	645,429
Foreign exchange translation	(22,439)	15,335
Balance at end of the year	$ 3,913,989	$ 1,047,306